Commitments and Contingent Liabilities- Summary of Off-Balance Sheet Credit Risks, Net of Participations (Detail) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Securities Lending Indemnifications Joint Venture	$ 64,000,000,000		$ 60,000,000,000
Lending commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off Balance Sheet Credit Risk	33,273,000,000	[1]	34,039,000,000	[1]
Off-balance sheet credit risks participations	0		6,000,000
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off Balance Sheet Credit Risk	5,767,000,000	[2]	6,721,000,000	[2]
Off-balance sheet credit risks participations	894,000,000		720,000,000
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off Balance Sheet Credit Risk	255,000,000		310,000,000
Securities lending indemnifications
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off Balance Sheet Credit Risk	$ 304,386,000,000	[3]	$ 244,382,000,000	[3]

[1]	no participations at Dec. 31, 2014. Net of participations totaling $6 million at Dec. 31, 2013.
[2]	Net of participations totaling $894 million at Dec. 31, 2014 and $720 million at Dec. 31, 2013.
[3]	Excludes the indemnification for securities for which BNY Mellon acts as an agent on behalf of CIBC Mellon clients, which totaled $64 billion at Dec. 31, 2014 and $60 billion at Dec. 31, 2013.